Schedule I - Financial Information of Parent Company	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
	December 31,
	2012	2013
Assets

Current assets:
Cash and cash equivalents	$2,941,180	$721,271
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	3,309,214	6,807,051
Prepaid expenses and other current assets	104,116	167,562
Dividends receivable	19,463,347	18,917,296

Total current assets	25,817,857	26,613,180
Investments in subsidiaries, VIEs and VIE’s subsidiaries	63,446,732	60,283,341
Rental deposits	66,622	66,893

Total assets	$89,331,211	$86,963,414

Liabilities and shareholders' equity

Current liabilities:
Accrued expenses and other current liabilities	251,649	286,041
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	9,114,380	10,906,476

Total current liabilities	$9,366,029	$11,192,517

Shareholders' equity
Ordinary shares ($0.00013 par value; 500,000,000 shares authorized; 110,955,383 and 111,145,633 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	14,328	14,353
Additional paid-in capital	81,163,243	84,346,266
Accumulated other comprehensive income	11,089,820	12,285,615
Retained deficits	(12,302,209)	(20,875,337)

Total shareholders' equity	79,965,182	75,770,897

Total liabilities and shareholders' equity	$89,331,211	$86,963,414

	December 31,
	2011	2012	2013

Cost of revenues	$43,976	$4,245	$2,584

Gross loss	(43,976)	(4,245)	(2,584)

Operating expenses:
General and administrative	1,428,893	1,445,591	1,417,843
Product development	75,482	68,961	62,914
Sales and marketing	-	43,018	160,112
Stock-based compensation	945,868	207,677	2,539,274
Loss from impairment of goodwill	50,534	-	-

Total operating expenses	2,500,777	1,765,247	4,180,143

Interest income	1,402	2,180	605
Equity in deficits of subsidiaries, VIEs and VIE’s subsidiaries	(16,643,739)	(9,674,955)	(4,985,519)
Exchange gain, net	1,339,752	(413,004)	594,513
Other income	-	64	-
Loss from impairment of cost method investment	(1,479,571)	-	-

Net loss	$(19,326,909)	$(11,855,207)	$(8,573,128)

Other comprehensive income, net of tax:
Changes in foreign currency translation adjustment	2,928,723	130,115	1,195,795
Net unrealized loss on available-for-sale securities, net of tax effects of ($5,728), $5,728 and nil for 2011, 2012 and 2013, respectively	(32,457)	(13,110)	-
Reclassification adjustment of available-for-sale securities, net of tax effects of nil, nil and nil for 2011, 2012 and 2013, respectively	-	45,567	-

Other comprehensive income, net of tax	2,896,266	162,572	1,195,795

Comprehensive loss	$(16,430,643)	$(11,692,635)	$(7,377,333)

	Ordinary shares		Additional paid-in	Accumulated other comprehensive	Retained earnings	Total shareholders'
	Shares	Amount	capital	income (loss)	(deficits)	equity

Balance as of January 1, 2011	110,887,883	$14,319	$78,974,697	$8,030,982	$18,879,907	$105,899,905

Exercise of share options by employees	47,500	6	22,019	-	-	22,025
Share-based compensation	-	-	945,868	-	-	945,868
Equity pick up from compensation of a subsidiary	-	-	503,994	-	-	503,994
Net unrealized losses on available-for-sale securities, net of tax effects of $(5,728)	-	-	-	(32,457)	-	(32,457)
Foreign currency translation adjustment	-	-	-	2,928,723	-	2,928,723
Net loss	-	-	-	-	(19,326,909)	(19,326,909)

Balance as of December 31, 2011	110,935,383	14,325	80,446,578	10,927,248	(447,002)	90,941,149

Exercise of share options by employees	20,000	3	3,197	-	-	3,200
Share-based compensation	-	-	207,677	-	-	207,677
Equity pick up from compensation of a subsidiary	-	-	505,791	-	-	505,792
Net unrealized loss on available-for-sale securities, net of tax effects of $5,728	-	-	-	(13,110)	-	(13,110)
Reclassification adjustment of available-for sale securities, net of tax effects of nil	-	-	-	45,567	-	45,567
Foreign currency translation adjustment	-	-	-	130,115	-	130,115
Net loss	-	-	-	-	(11,855,207)	(11,855,207)

Balance as of December 31, 2012	110,955,383	14,328	81,163,243	11,089,820	(12,302,209)	79,965,182

Exercise of share options by employees	190,250	25	30,415	-	-	30,440
Share-based compensation	-	-	2,539,274	-	-	2,539,274
Equity pick up from compensation of a subsidiary	-	-	421,473	-	-	421,473
Acquisition of business combination	-	-	191,861	-	-	191,861
Foreign currency translation adjustment	-	-	-	1,195,795	-	1,195,795
Net loss	-	-	-	-	(8,573,128)	(8,573,128)

Balance as of December 31, 2013	111,145,633	$14,353	$84,346,266	$12,285,615	$(20,875,337)	$75,770,897

	December 31,
	2011	2012	2013
Operating activities:
Net loss	$(19,326,909)	$(11,855,207)	$(8,573,128)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Stock-based compensation	945,868	207,677	2,539,274
Loss from impairment of cost method investment	1,479,571	-	-
Loss from impairment of goodwill	50,534	-	-
Equity in earnings of subsidiaries, VIEs and VIE’s subsidiaries	16,643,739	9,674,955	4,985,519
Changes in assets and liabilities:
Prepaid expenses and other current assets	(31,865)	26,907	(63,446)
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	(902,476)	317,359	(4,092,500)
Rental deposits	-	(66,622)	(271)
Accrued expenses and other current liabilities	(52,029)	(10,225)	34,392
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	307,870	8,095,649	1,779,098

Net cash (used in) provided by operating activities	(885,697)	6,390,493	(3,391,062)

Investing activities:
Dividend receivable	759,301	4,171,269	1,140,713
Capital injection to subsidiaries	-	(10,327,422)

Net cash provided by (used in) investing activities	759,301	(6,156,153)	1,140,713

Financing activities:
Proceeds from stock options exercised by employees	22,025	3,200	30,440

Net cash provided by financing activities	22,025	3,200	30,440

Effect of exchange rate changes	-	1	-

Net increase (decrease) in cash and cash equivalents	(104,371)	237,541	(2,219,909)
Cash and cash equivalents, beginning of year	2,808,010	2,703,639	2,941,180

Cash and cash equivalents, end of year	$2,703,639	$2,941,180	$721,271

Note:

Basis for preparation

The parent-company Financial Information of China Finance Online has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that China Finance Online has used equity method to account for its investments in its subsidiaries and variable interest entities.